Trade and other receivables	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Trade and other receivables

17. Trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Current receivables
Trade receivables	-	-	1,649
Contract assets	221	254	893
Other current assets	82	67	66
Prepayments	2,205	79	277
Other receivables	70,654	9,644	4,027
Current tax receivable	-	-	175
Total	73,162	10,044	7,087

Other receivables at June 30, 2025 include receivables from investors amounting to $60.5 million pursuant to Regulation S subscription agreement, and receivables from investors amounting to $10 million, representing their subscription investment in Tembo, of which $8.7 million had not yet been paid.

Other receivables as of June 30, 2024, include receivables from investors amounting to $10 million, representing their subscription investment in Tembo, of which $8.7 million had not yet been paid. The corresponding shares related to this have not yet been issued and as such classified in “Shares to be issued” under Trade and other payables in the Consolidated Statement of Financial Position. Other receivables also include a receivable from our transfer agent, Chardan Capital Markets for ATM issuance proceeds which were only credited to the Group’s account on July 1, 2024.

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Trade receivables	-	-	1,649
Less: credit note provision	-	-	-
Total	-	-	1,649

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023

Australia	-	-	1,451
Netherlands	-	-	198
Total	-	-	1,649

The aging of the trade receivables, net of is:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
0-90 days	-	-	1,410
Greater than 90 days	-	-	239
Total	-	-	1,649